CONCENTRATIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) customer	Dec. 31, 2020 CNY (¥) customer	Dec. 31, 2019 customer	Dec. 31, 2021 USD ($)
CONCENTRATIONS [Line Items]
Concentration risk (as a percentage)	10.00%
Accounts receivable	¥ 25,602	¥ 20,972		$ 4,018
Prepaid and other current assets	109,890	117,634		17,244
Other non-current assets	¥ 142,364	¥ 139,067		$ 22,340
Total Revenue
CONCENTRATIONS [Line Items]
Number of customers | customer	0	0	0
Concentration risk (as a percentage)	10.00%	10.00%	10.00%
Total Cost of Sales
CONCENTRATIONS [Line Items]
Number of customers | customer	0	0	0
Concentration risk (as a percentage)	10.00%	10.00%	10.00%
Accounts receivable [Member] | Credit risk [Member] | Company A
CONCENTRATIONS [Line Items]
Concentration risk (as a percent)		15.00%
Accounts receivable		¥ 3,145
Prepaid and other current assets [Member] | Credit risk [Member] | Company B
CONCENTRATIONS [Line Items]
Concentration risk (as a percent)	45.00%	42.00%
Prepaid and other current assets	¥ 49,800	¥ 49,800
Prepaid and other current assets [Member] | Credit risk [Member] | Company C
CONCENTRATIONS [Line Items]
Concentration risk (as a percent)	32.00%	30.00%
Prepaid and other current assets	¥ 35,000	¥ 35,000
Other Noncurrent Assets [Member] | Credit risk [Member] | Company D
CONCENTRATIONS [Line Items]
Concentration risk (as a percent)	72.00%	65.00%
Other non-current assets	¥ 103,009	¥ 89,929
Other Noncurrent Assets [Member] | Credit risk [Member] | Company E
CONCENTRATIONS [Line Items]
Concentration risk (as a percent)	10.00%	10.00%
Other non-current assets	¥ 13,723	¥ 13,723